Statements of Operations (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
REVENUE
Licensing revenue	$ 100,000	$ 115,807
Grant revenue		51,870	116,389
Royalty revenue	335,160	2,306,560	1,141,665
Total revenue	435,160	2,474,237	1,258,054
EXPENSES
Research and development	44,182,260	39,705,502	13,680,573
General and administration	6,981,490	5,940,360	5,373,945
Acquired in-process research and development			9,000,000
Excess consideration paid over fair value			20,192,194
Licensing expense	50,000	268,750	299,616
Depreciation and amortization	148,240	167,986	137,280
Total expenses	51,361,990	46,082,598	48,683,608
OTHER
Convertible note fair value adjustment	(23,427)	(1,870,916)	33,163
Investment impairment charge		(286,000)
Interest expense	(681,573)	(688,083)	(147,025)
Other income	15,000	244,479
Interest income	8,326	12,665	11,648
Net Loss	$ (51,608,504)	$ (46,196,216)	$ (47,527,768)
Loss per common share:
Basic (in dollars per share)	$ (3.15)	$ (4.21)	$ (8.40)
Diluted (in dollars per share)	$ (3.15)	$ (4.21)	$ (8.40)
Weighted average number of common and common equivalent shares outstanding:
Basic (in shares)	16,397,618	10,985,291	5,658,608
Diluted (in shares)	16,397,618	10,985,291	5,658,608